Financial Risk Management - Summary of Net Exposure for Largest Currencies Impact on Sales (Detail) kr in Billions	12 Months Ended
Dec. 31, 2023 SEK (kr)
USD [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	kr 81.7
Sales transaction exposure	55.6
Sales net exposure	137.3
Cost translation exposure	(62.2)
Cost transaction exposure	(42.4)
Cost net exposure	(104.6)
EUR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	40.9
Sales transaction exposure	(0.5)
Sales net exposure	40.4
Cost translation exposure	(37.3)
Cost transaction exposure	(2.6)
Cost net exposure	(39.9)
INR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	31.2
Sales transaction exposure	(0.7)
Sales net exposure	30.5
Cost translation exposure	(19.9)
Cost transaction exposure	0.2
Cost net exposure	(19.7)
JPY [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	10.1
Sales transaction exposure	0.0
Sales net exposure	10.1
Cost translation exposure	(4.1)
Cost transaction exposure	0.0
Cost net exposure	(4.1)
GBP [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	9.1
Sales transaction exposure	(1.0)
Sales net exposure	8.1
Cost translation exposure	(3.6)
Cost transaction exposure	0.0
Cost net exposure	(3.6)
CNY [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	7.8
Sales transaction exposure	0.0
Sales net exposure	7.8
Cost translation exposure	(5.7)
Cost transaction exposure	1.1
Cost net exposure	(4.6)
SAR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	5.6
Sales transaction exposure	0.4
Sales net exposure	6.0
Cost translation exposure	(3.5)
Cost transaction exposure	0.1
Cost net exposure	(3.4)
BRL [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	5.0
Sales transaction exposure	0.0
Sales net exposure	5.0
Cost translation exposure	(4.1)
Cost transaction exposure	1.2
Cost net exposure	kr (2.9)